Fair value of financial assets and financial liabilities and risk management (Tables)	6 Months Ended
Jun. 30, 2019
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Schedule of fair value of financial instruments measured at fair value

Figures in million - SA rand
	Jun 2019			Dec 2018			Jun 2018
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2
Financial assets measured at fair value
- Environmental rehabilitation obligation funds	3,548.1	854.2	-	3,634.0	364.7	-	3,187.6	374.8
- Trade receivables - PGM sales	3,217.8	-	-	5,310.1	-	-	4,688.4	-
- Rand gold forward sale contracts	-	-	-	-	-	-	-	4.1
- Other investments	72.3	-	326.3	81.5	-	74.5	-	-
Financial liabilities measured at fair value
- Derivative financial instrument[1]	-	950.6	-	-	408.8	-	-	311.1
- Rand gold forward sale contracts	-	164.0	-	-	240.8	-	-	134.8

[1]The derivative financial instrument is recognised at fair value and valued using option pricing methodologies based on observable quoted inputs